NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated Useful Life (Details)	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Total Cost
Finite-Lived Intangible Assets [Line Items]
Property, Plant and Equipment, Useful Life	7 years	7 years
Appliances [Member]
Finite-Lived Intangible Assets [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Method		straight-line method
Finite-Lived Intangible Asset, Useful Life		2 years
Patent [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Method		straight-line method
Finite-Lived Intangible Asset, Useful Life		5 years